Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Basic Earnings Per Common Share
Net income		$ 5,097		$ 5,758	$ 5,453
Dividends on preferred shares and distributions on other equity instruments		(247)		(211)	(184)
Net income available to common shareholders		$ 4,850		$ 5,547	$ 5,269
Weighted-average number of common shares outstanding		641,424		638,881	642,930
Basic earnings per common share		$ 7.56	[1]	$ 8.68	$ 8.19
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments		$ 4,850		$ 5,547	$ 5,269
Weighted-average number of common shares outstanding		641,424		638,881	642,930
Effect of dilutive instruments
Stock options potentially exercisable	[2]	3,433		5,326	5,876
Common shares potentially repurchased		(2,729)		(3,847)	(3,893)
Weighted-average number of diluted common shares outstanding		642,128		640,360	644,913
Diluted earnings per common share		$ 7.55	[1]	$ 8.66	$ 8.17

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.
[2]	In computing diluted earnings per share, we excluded average stock options outstanding of 3,146,040, 1,177,152 and 1,101,938 with weighted-average exercise prices of $99.57, $101.83 and $127.45 for the years ended October 31, 2020, 2019 and 2018, respectively, as the average share price for the period did not exceed the exercise price.